Share of results of associates (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Share of Results of Associates

Share of results of associates include:

	2018 £m	2017 £m	2016 £m
Share of profit before interest and taxation	123.8	145.1	97.1
Share of exceptional (losses)/gains	(41.7)	0.8	(15.2)
Share of interest and non-controlling interests	(9.7)	(7.8)	(4.7)
Share of taxation	(28.9)	(24.6)	(27.4)
	43.5	113.5	49.8